UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska                 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Listed Private Equity Plus Fund

June 30, 2013

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

1-877-477-7373

Dear Fellow Shareholders,

It is our pleasure to provide you with the Annual Report for the Vista Listed Private Equity Plus Fund for the year ending June 30, 2013. These past twelve months saw the economy in the United States improve, albeit at a lackluster pace. While the economies of Western Europe continue to struggle there are positive signs that Europe is finally emerging from the grips of recession with slight advances in GDP being reported in several Western European countries despite persistent high levels of unemployment. The economies of Asia have not been immune to the marked slowdowns in growth but a pick-up in economic activity in Europe and the U.S. will provide much needed export opportunities for exporting nations including China, Japan and South Korea. Improving global macro conditions will support the already increasing valuation of the private equity asset class and provide further stimulus for growth opportunities. Over the past year, it has become clear that values in the private equity asset class benefited from a more sustainable growth environment in the U.S. and a bottoming out of the recession in Europe. Historically, the private equity asset class is among the first economically sensitive sectors to emerge from recessionary periods and the current environment is no exception. Highly accommodative monetary policies worldwide have led to a robust acceleration of equity prices and interest rates and borrowing costs remain at historically low levels. Consequently, deal activity, mergers and acquisitions and the pace of IPOs are rebounding. Harvesting activities of private equity firms are occurring at a solid pace and at excellent valuations.

Acquisitions are occurring at reasonable valuations. Private equity firms are putting capital to work at a moderate pace and at valuations that generally look rational. The credit markets are once again fluid and credit to fund acquisitions of private equity deals is abundant on reasonable terms and pricing.

Importantly, investors are beginning to shift significant sums of their capital from debt focused asset classes to equity and listed private equity securities have seen strong interest from investors. Listed private equity has also benefited from the steady and substantial reduction of discounts to their stated Net Asset Value (NAV). These discounts were huge during the financial crisis as most listed private equity firms traded at 25 to 50 percent discounts to their NAV. As operating environments have improved, discounts have contracted substantially over the past year. The majority of listed private equity firms are now trading at no more than single digit percentage point discounts and some are trading at close to NAV.

In sum, the last year has been a good one for listed private equity generally and for shareholders of the Vista listed Private Equity Plus Fund. For the one-year period ending June 30, 2013, the Fund’s Class A shares, LPEAX, returned 22.0 percent, compared to 18.6 percent for the MSCI World Index.

Within the listed private equity space we at Vista Research and Management, continue to manage the Fund with a global respective while allocating resources tactically to manage risk. The Fund held approximately 33 holdings in what we believe are some of the most attractive listed private equity firms and funds around the world. The Fund  offers investors a unique ability to maintain a diversified portfolio within the private equity asset class.

For the past year, positive contributions to performance included Fortress Investment Group LLC, (NYSE: FIG), Apollo Global Management, LLC (NYSE: APO) and 3i Group PLC (LSE: III).

Net detractors to performance for the year included BlackRock Kelso Credit Corp (NYSE: BKCC), Apollo Investment Corp (NASADQ: AINV) and Fifth Street Finance Corp (NASDAQ: FSC).

The outlook for private equity continues to be positive with an assumption that an economic recovery in the EU and the U.S Federal Reserve maintains an accommodative stance on monetary policy providing a framework for easy access to the credit markets. Private equity has adapted its businesses and strategies very well to the economic environment around the world. Private equity has once again demonstrated resilience in the face of crisis and adaptability to find new opportunities while traditional operating environments were in a state of flux not witnessed since the Great Depression.

All of us at Vista Research and Management, LLC appreciate your support and interest in the Vista Listed Private Equity Plus Fund. As interest in the listed private equity asset class continues to mount, we look forward to welcoming new members to our growing family of Fund shareholders in the year ahead.

Sincerely,

Steven R. Samson

President and Chief Investment Strategist

Luke Aucoin

Chief Operating Officer and Portfolio Manager

Listed Private Equity Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the year ended June 30, 2013, compared to its benchmarks:

	1 Year Return	5 Year Return	Since Inception****
Class A	22.03%	(7.36)%	(11.89)%
Class A with load	15.11%	(8.46)%	(12.75)%
Class C	20.89%	(8.03)%	(12.63)%
S&P Listed Private Equity Index**	23.34%	(2.61)%	(9.36)%
MSCI World Index ***	18.58%	2.70%	0.19%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2013, to ensure that the net annual Fund operating expenses, including underlying funds, will not exceed 4.49% and 5.24% for Class A and Class C shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 5.09% and 5.84% for Class A and Class C shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-477-7373.

**The S&P Listed Private Equity Index by Standard and Poor’s Corp. is comprised of 30 leading listed private equity companies that meet size, liquidity, exposure and activity requirements and is designed to provide tradable exposure to the leading publicly listed companies in the private equity space.

*** The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

**** Inception date is July 2, 2007 for Class A and July 5, 2007 for Class C.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Country			% of Net Assets
United States			58.5%
Britain			20.0%
Guernsey			5.4%
Bermuda			4.8%
Canada			2.7%
Spain			2.7%
Italy			2.4%
France			1.4%
Other/Cash & Equivalents			2.1%
			100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund's holdings.

Listed Private Equity Plus Fund
SCHEDULE OF INVESTMENTS
June 30, 2013
Shares		Value

	COMMON STOCK - 49.7%
	BERMUDA - 1.6%
40,000	Oakley Capital Investments *	$ 92,100

	BRITAIN - 20.0%
54,933	3i Group PLC	281,389
20,000	Graphite Enterprise Trust PLC	146,723
25,160	Intermediate Capital Group PLC	166,024
100,000	LMS Capital PLC *	116,832
40,000	Melrose Industries PLC	151,305
6,386	Pantheon International *	100,965
33,726	SVG Capital PLC *	195,479
		1,158,717
	CANADA - 2.7%
3,500	Onex Corp.	158,373

	FRANCE - 1.4%
7,264	Altamir Amboise	81,671

	GUERNSEY - 2.5%
200,000	JP Morgan Private Equity, Ltd. *	145,500

	SPAIN - 2.7%
18,933	Dinamia Capital Privado Sociedad de Capital Riesgo SA	156,268

	UNITED STATES - 18.8%
17,500	American Capital, Ltd. *	221,725
750	Crimson Wine Group, Ltd. *	6,386
20,000	GSV Capital Corp. *	157,200
15,000	ICG Group, Inc. *	171,000
7,500	Leucadia National Corp.	196,650
10,600	Safeguard Scientifics, Inc. *	170,130
2,000	SVB Financial Group *	166,640
		1,089,731

	TOTAL COMMON STOCK (Cost $2,910,770)	2,882,360

	INVESTMENT COMPANIES - 16.2%
	ITALY - 2.4%
80,126	DeA Capital SpA *	138,725

	UNITED STATES - 13.8%
22,500	Apollo Investment Corp.	174,150
10,000	Ares Capital Corp.	172,000
15,000	BlackRock Kelso Capital Corp.	140,400
17,500	Fifth Street Finance Corp.	182,875
7,500	Golub Capital BDC, Inc.	131,250
		800,675

	TOTAL INVESTMENT COMPANIES (Cost $969,100)	939,400

Listed Private Equity Plus Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013
Shares		Value

	LIMITED PARTNERSHIPS - 32.0%
	BERMUDA - 3.2%
5,000	Brookfield Infrastructure Partners LP	$ 182,600

	GUERNSEY - 2.9%
7,866	AP Alternative Assets LP *	165,579

	UNITED STATES - 25.9%
13,000	Apollo Global Management, LLC	313,300
16,550	Blackstone Group LP	348,543
10,000	Carlyle Group LP	257,000
35,000	Fortress Investment Group, LLC	229,600
10,650	KKR & Co. LP	209,379
13,500	Och-Ziff Capital Management Group, LLC	140,940
		1,498,762

	TOTAL LIMITED PARTNERSHIPS (Cost $1,872,662)	1,846,941

	SHORT-TERM INVESTMENTS - 10.2%
595,891	Fidelity Institutional Money Markets Fund - Institutional Class, 0.12%**
	(Cost $595,891)	595,891

	TOTAL INVESTMENTS - 108.1% (Cost - $6,348,423) (a)	$ 6,264,592
	LIABILITIES IN EXCESS OF OTHER ASSETS (8.1) %	(469,969)
	TOTAL NET ASSETS - 100.0%	$ 5,794,623

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.
(a) Represents cost for financial purposes. Aggregate cost for Federal tax purposes is $6,359,899 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
LP - Limited Partnership
LLC - Limited Liability Corporation
PLC - Public Limited Corporation
BDC - Business Development Corporation

	Unrealized appreciation:	$ 108,136
	Unrealized depreciation:	(203,443)
	Net unrealized depreciation:	$ (95,307)

	Holding By Sector	% of Net Assets
	Private Equity	45.0%
	Investment Companies	16.8%
	Closed-End Funds	13.3%
	Holding Companies	3.4%
	Diversified Financial Services	5.3%
	Internet	5.9%
	Electric	3.1%
	Banks	2.9%
	Miscellaneous Manufacturing	4.1%
	Beverages	0.1%
	Other, Cash & Cash Equivalents	0.1%
		100.0%

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013

ASSETS
Investment securities:
At cost	$ 6,348,423
At value	$ 6,264,592
Receivable for securities sold	248,874
Dividends and interest receivable	23,752
Prepaid expenses and other assets	37,083
TOTAL ASSETS	6,574,301

LIABILITIES
Management fees payable	387
Distribution (12b-1) fees payable	4,951
Payable for securities purchased	749,013
Payable for Fund shares repurchased	5,875
Fees payable to other affiliates	1,178
Accrued expenses and other liabilities	18,274
TOTAL LIABILITIES	779,678
NET ASSETS	$ 5,794,623

Composition of Net Assets:
Paid in capital	$ 7,791,214
Undistributed net investment income	496,912
Accumulated net realized loss from investments
and foreign currency	(2,409,556)
Net unrealized depreciation on investments and foreign currency	(83,947)
NET ASSETS	$ 5,794,623

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 5,067,355
Shares of beneficial interest outstanding (a)	1,370,694
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)(c)	$ 3.70
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 3.93

Class C Shares:
Net Assets	$ 727,268
Shares of beneficial interest outstanding (a)	196,841
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (c)	$ 3.69

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c) A redemption fee of 2.00% is imposed on shares redeemed within 30 days after they are purchased.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2013

INVESTMENT INCOME
Dividends (net of withholding taxes of $6,332)	$ 265,420
Interest	475
Securities lending income - net	13,650
TOTAL INVESTMENT INCOME	279,545

EXPENSES
Management fees	80,205
Distribution (12b-1) fees:
Class A	14,597
Class C	5,777
Professional fees	21,818
Custodian fees	21,282
Administrative fees and expenses	13,191
MFund service fees	11,416
Compliance officer fees	10,263
Registration fees	8,900
Non 12b-1 shareholder servicing fees	8,494
Trustees fees and expenses	3,278
Printing and postage expenses	2,630
Insurance expense	554
Other expenses	2,559
TOTAL EXPENSES	204,964

Less: Fees waived by the Manager	(56,341)
NET EXPENSES	148,623

NET INVESTMENT INCOME	130,922

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from:
Investments	1,396,894
Foreign currency transactions	3,094
Distributions of capital gains from underlying investment companies	13,272
Net realized gain from investments and foreign currency transactions	1,413,260
Net change in unrealized depreciation on:
Investments	(279,632)
Foreign currency translations	(269)
Net change in unrealized depreciation on investments and foreign currency translations	(279,901)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	1,133,359

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,264,281

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2013	June 30, 2012
FROM OPERATIONS
Net investment income	$ 130,922	$ 196,185
Net realized gain (loss) from investments
and foreign currency transactions	1,413,260	(3,052,697)
Net change in unrealized depreciation on investments
and foreign currency translations	(279,901)	(889,139)
Net increase (decrease) in net assets resulting from operations	1,264,281	(3,745,651)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(632,455)
Class C	-	(76,533)
From net investment income:
Class A	(224,091)	(299,114)
Class C	(12,636)	(26,013)
From distributions to shareholders	(236,727)	(1,034,115)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,047,815	4,139,130
Class C	395,100	193,900
Net asset value of shares issued in reinvestment of distributions:
Class A	194,277	810,178
Class C	10,675	90,711
Redemption fee proceeds:
Class A	441	1,088
Class C	60	131
Payments for shares redeemed:
Class A	(3,520,098)	(7,750,088)
Class C	(356,947)	(702,707)
Net decrease in net assets from shares of beneficial interest	(2,228,677)	(3,217,657)

TOTAL DECREASE IN NET ASSETS	(1,201,123)	(7,997,423)

NET ASSETS
Beginning of Year	6,995,746	14,993,169
End of Year*	$ 5,794,623	$ 6,995,746
*Includes undistributed net investment income of:	$ 496,912	$ 183,933

Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2013	June 30, 2012
SHARE ACTIVITY
Class A:
Shares Sold	307,964	1,105,821
Shares Reinvested	58,694	254,773
Shares Redeemed	(1,019,718)	(2,155,673)
Net decrease in shares of beneficial interest outstanding	(653,060)	(795,079)

Class C:
Shares Sold	104,838	52,592
Shares Reinvested	3,215	28,617
Shares Redeemed	(103,588)	(211,503)
Net increase (decrease) in shares of beneficial interest outstanding	4,465	(130,294)

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Years Presented

					Class A

	For the		For the		For the		For the		For the
	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2013		June 30, 2012		June 30, 2011		June 30, 2010		June 30, 2009
Net asset value, beginning of year	$ 3.16		$ 4.78		$ 3.65		$ 3.66		$ 6.85

Activity from investment operations:
Net investment income	0.07	(4)	0.07	(4)	-	(1)	0.02		0.06
Net realized and unrealized
gain (loss) on investments	0.61		(1.34)		1.31		0.12		(3.21)
Total from investment operations	0.68		(1.27)		1.31		0.14		(3.15)

Less distributions from:
Net investment income	(0.14)		(0.11)		(0.18)		(0.15)		(0.04)
Net realized gains	-		(0.24)		-		-		-
Total distributions	(0.14)		(0.35)		(0.18)		(0.15)		(0.04)

Paid-in-Capital From Redemption Fees (4)	-	(1)	-	(1)	-	(1)	-	(1)	-	(1)
Net asset value, end of year	$ 3.70		$ 3.16		$ 4.78		$ 3.65		$ 3.66

Total return (2)	22.03%		(26.52)%		36.00%		3.16%	(5)	(45.77)%

Net assets, at end of year (000s)	$ 5,067		$ 6,392		$ 13,463		$ 11,478		$ 3,792

Ratio of gross expenses to average
net assets (3)(7)	3.12%		2.84%		2.51%	(6)	2.99%	(6)	9.73%
Ratio of net expenses to average
net assets (7)	2.24%		2.24%		2.25%	(6)	2.25%	(6)	1.99%
Ratio of net investment income
to average net assets (7)(8)	2.12%		2.02%		0.02%	(6)	0.49%	(6)	1.70%

Portfolio Turnover Rate	658%		566%		175%		195%		101%

(1) Amount represents less than $0.01 per share.
(2)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Per share amounts calculated using the average shares method.
(5)	Class A shares' total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(6)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Years Presented

	Class C

	For the		For the		For the		For the		For the
	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2013		June 30, 2012		June 30, 2011		June 30, 2010		June 30, 2009
Net asset value, beginning of year	$ 3.14		$ 4.74		$ 3.63		$ 3.65		$ 6.80

Activity from investment operations:
Net investment income (loss)	0.05	(4)	0.04	(4)	(0.04)		-	(1)	(0.05)
Net realized and unrealized
gain (loss) on investments	0.60		(1.32)		1.30		0.12		(3.09)
Total from investment operations	0.65		(1.28)		1.26		0.12		(3.14)

Less distributions from:
Net investment income	(0.10)		(0.08)		(0.15)		(0.14)		(0.01)
Net realized gains	-		(0.24)		-		-		-
Total distributions	(0.10)		(0.32)		(0.15)		(0.14)		(0.01)
Paid-in-Capital From Redemption Fees (4)	-	(1)	-	(1)	-	(1)	-	(1)	-	(1)

Net asset value, end of year	$ 3.69		$ 3.14		$ 4.74		$ 3.63		$ 3.65

Total return (2)	20.89%		(27.02)%		34.83%		2.68%	(5)	(46.13)%

Net assets, at end of year (000s)	$ 727		$ 604		$ 1,530		$ 1,070		$ 109

Ratio of gross expenses to average
net assets (3)(7)	3.87%		3.59%		3.26%	(6)	3.74%	(6)	10.46%
Ratio of net expenses to average
net assets (7)	2.99%		2.99%		3.00%	(6)	3.00%	(6)	2.74%
Ratio of net investment income (loss)
to average net assets (7)(8)	1.37%		1.17%		(0.73)%	(6)	0.02%	(6)	(1.21)%

Portfolio Turnover Rate	658%		566%		175%		195%		101%

(1) Amount represents less than $0.01 per share.
(2)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Per share amounts calculated using the average shares method.
(5)	Class C shares' total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(6)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2013

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-two series. These financial statements include the following series: Listed Private Equity Plus Fund (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment manager is Vista Research and Management, LLC (the “Manager”).

Listed Private Equity Plus Fund commenced operations on July 2, 2007. The Fund’s investment objective is to achieve long-term capital appreciation.

The Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the NASDAQ Official Closing Price (“NOCP”); (c) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Board of Trustees (“Trustees”), certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs
(Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2013:

Assets Security Classifications (a)(b)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock	$ 2,882,360	$ -	$ 2,882,360
Investment Companies	939,400	-	939,400
Limited Partnerships	1,846,941	-	1,846,941
Short-Term Investments	595,891	-	595,891
Total	$ 6,264,592	$ -	$ 6,264,592

(a) As of and during the year ended June 30, 2013, the Fund held no securities that were considered to be "Level 3"; securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were transfers between Level 1 and Level 2 at the end of the reporting period. It is the Fund’s policy to recognize transfers at the end of the year.

(b) Please refer to the Schedule of Investments for country classification.

The following amounts were transfers in/(out) of Level 2 assets:

There were no transfers from Level 1 to Level 2.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013

As of and during the year ended June 30, 2013, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of June 30, 2013, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years ended June 30, 2010, June 30, 2011, June 30, 2012 and June 30, 2013) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Fund’s tax return is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, if after the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption Fees and Sales Charges (loads) - Shareholders of the Fund that redeem within 30 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended June 30, 2013, there were redemption fees of $501 paid to the Fund and there were no CDSC fees paid to the Manager.

j)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. As of June 30, 2013 the Fund had $0 of securities on loan.

(2)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 40,404,090	$ 42,464,260

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager to the Fund pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended June 30, 2013, management fees of $80,205 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.24% for Class A and 2.99% for Class C of the Fund’s average daily net assets through October 31, 2013. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees.

For the year ended June 30, 2013, the Manager waived management fees of $56,341. As of June 30, 2013, the Manager may recapture $46,614 of waived management fees no later than June 30, 2014, $60,698 no later than June 30, 2015 and $56,341 no later than June 30, 2016.

The Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2013, the Fund incurred $11,416 for such fees.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

A Trustee and Officer of the Trust is also the controlling member of MFund and Catalyst Capital Advisors LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

LPL Financial Corp. (“LPL”) acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, LPL received $378,540 of brokerage commissions from the Fund for the year ended
June 30, 2013. Certain officers and/or employees of the Manager have an affiliation with LPL.

An Officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. Currently, the Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. Effective April 1, 2013, the Chairman of the Trust’s Audit Committee will receive a quarterly fee of $100 per fund.  The fees paid to the Trustees are paid in fund shares. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013

For the year ended June 30, 2013, the Distributor received $1,134 in underwriter commissions from the sale of shares of the Fund.

(4)   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis net unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for passive foreign investment companies and partnerships, and mark-to-market on open forward foreign currency contracts.

At June 30, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the tax treatment of foreign currency gain (loss), adjustments for passive foreign investment companies and partnerships, resulted in reclassification for the year ended June 30, 2013 as follows: an increase in accumulated net realized loss from investments and foreign currency of $418,784 and an increase in undistributed net investment income of $418,784.

(5)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

(6)

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Listed Private Equity Plus Fund and

the Board of Trustees of the Mutual Fund Series Trust

We have audited the accompanying statement of assets and liabilities of the Listed Private Equity Plus Fund, a series of shares of beneficial interest of Mutual Fund Series Trust (the "Fund"), including the schedule of investments, as of June 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Listed Private Equity Plus Fund, as of June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 26, 2013

Listed Private Equity Plus Fund

ADDITIONAL INFORMATION (Unaudited)

June 30, 2013

Renewal of Management Agreement with Vista Research and Management, LLC

In connection with the February 27, 2013 meeting of the Board of Trustee (the “Trustees” or the “Board”) of the Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, the Trustees discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Vista Research and Management, LLC (“Vista”) and the Trust, on behalf of the Listed Private Equity Plus Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees reviewed materials prepared by Vista and noted that Vista is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees noted that Vista receives some benefits from the 12b-1 fees.

As to the nature, extent and quality of the services provided by Vista to the Fund, the Trustees reviewed the materials provided by Vista, which provided an overview of the services provided by Vista, as well as information on the officers, owners and compliance program of Vista.  The Trustees discussed the nature of Vista’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board then reviewed financial information for Vista provided by the firm. The Trustees demonstrated concern over Vista’s inability to meet certain financial obligations.  Representatives of Vista joined the Board telephonically to address its concerns, and to address Vista’s plans to increase the assets of the Fund.  The representatives of Vista noted that Vista has paid its obligations under the expense cap related to ordinary operating expenses of the Fund.  After further discussion, the Trustees determined that they were satisfied with the advisor’s ability to provide services to the Fund and meet its financial obligations in the short term, but were concerned about the impact the Vista Fund could have on the Advisor’s financial viability.

As to the Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year, five-year and since inception periods ended December 31, 2012 and compared the performance to that of a group of similarly managed funds and to the Morningstar Specialty-Financial category averages. The Board noted that the Fund had underperformed its peers and the indices for the one-year period, but had slightly out-performed its peers during the five-year and since inception periods and discussed the explanation provided by the advisor that the Fund’s under performance was due to its under weighted position in European securities. The Board then reviewed the Fund’s performance as compared to the Morningstar Specialty-Financial Category and noted that the Fund had underperformed the category averages for each of the periods indicated. A representative of Trust management then discussed the Fund’s unique investment strategy and noted that the investment strategies of the funds in Morningstar category differed from those of the Fund. He then noted the Fund’s improved recent performance. Following discussion, the Board concluded that the Vista Fund’s performance was reasonable.

The Board considered the profits realized by Vista in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Board noted that according to the material presented, Vista has not received a profit from the operation of the Fund. Accordingly, the Trustees concluded that Vista’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee and expense ratios of the Fund relative to the management fees paid by funds in a peer group and the Morningstar Specialty-Financial category average.  The Board noted that the Fund’s management fee and expense ratios were above the average for funds in the peer group and Morningstar category. A representative of Trust management stated the Fund is a very specialized, actively managed Fund, which could be expected to have higher expenses.  Additionally, the Board noted that the Fund is significantly smaller than many of the funds within its peers group and consequently, could be expected to have higher expenses.  Following discussion, the Trustees concluded that, based on the information presented, and the unique nature of the Fund’s strategy, the Fund’s management fee was reasonable.

Listed Private Equity Plus Fund

ADDITIONAL INFORMATION (Unaudited)(continued)

June 30, 2013

As to economies of scale, the Trustees noted that the Advisory Agreement does not currently contain breakpoints that reduce the fee rate on assets above specified levels but that Vista indicated that it would consider a plan to reduce advisory fees based on a breakpoint schedule once the Fund’s assets grew. The Trustees agreed that breakpoints may be an appropriate way for Vista to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets; however, the Trustees recognized that the Fund had not yet reached an asset level where Vista could realize significant economies of scale.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

After further discussion, the Trustees agreed to renew the management agreement between the Trust and Vista on behalf of the Fund for a period of six months pending the satisfaction of certain obligations.

Listed Private Equity Plus Fund

TRUSTEE AND OFFICERS (Unaudited)

June 30, 2013

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	22	Variable Insurance Trust since 2011
Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	22	Variable Insurance Trust since 2011
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	22	Variable Insurance Trust since 2011

Listed Private Equity Plus Fund

TRUSTEE AND OFFICERS (Unaudited)

June 30, 2013

Interested Trustee** and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Secretary	Trustee since 7/2006; President since 2/2012; Secretary since 2/2013	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, MFund Distributors LLC, 10/12-present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	22	Variable Insurance Trust since 2010
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A
Steve Troche 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1984	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A
Debra Brown CCO Compliance 1140 Avenue of the Americas, 9th Floor New York, NY 10036 Year of Birth: 1962	Chief Compliance Officer	Since 7/2012	Chief Compliance Officer, CCO Compliance Services, LLC 7/2012 to present; Attorney, Brown & Associates LLC 9/2000 to the present	N/A	N/A

Listed Private Equity Plus Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2013

As a shareholder of the Listed Private Equity Plus Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Listed Private Equity Plus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Listed Private Equity Plus Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 – 6/30/13	Expense Ratio During Period** 1/1/13 – 6/30/13
Class A	$1,000.00	$1,117.80	$11.76	2.24%
Class C	1,000.00	1,111.40	15.65	2.99

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 – 6/30/13	Expense Ratio During Period** 1/1/13 – 6/30/13
Class A	$1,000.00	$1,013.69	$11.18	2.24%
Class C	1,000.00	1,009.97	14.90	2.99

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-777-0535 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-777-0535.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

MANAGER

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2013	2012
Listed Private Equity Plus Fund	13,000	11,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2013	2012
Listed Private Equity Plus Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2013 and 2012 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2013 and 2012 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: September 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: September 3, 2013